Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RBB FUND, INC.
Entity Central Index Key	0000831114
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Futures Strategy Fund
Class Name	Class I
Trading Symbol	ABYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund. You can also request this information by contacting us at 1-844-261-6484.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$94	1.79%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw six consecutive months of positive performance in the six-month period ended February 28, 2026. The Fund’s Diversified Trendfollowing trading advisers were the primary source of gains at the trading style level. At the market sector level, the Fund saw gains in metals, equities and currencies along with losses in fixed income, energy and agricultural commodities.
The Fund profited from a strong rally in metals throughout the period, particularly in precious metals. Gold and silver prices rallied to all-time highs on sustained haven demand, which related to the US government shutdown, geopolitical tensions and trade uncertainty following a US Supreme Court ruling on US import tariffs. Elsewhere in metals, copper prices also rallied alongside global supply uncertainty and speculation that the US would introduce tariffs on imports.
Long positions in Japanese and UK indices led gains within equities. Japanese stocks rallied strongly alongside a weaker Japanese Yen and the prospect of increased fiscal spending under the new Prime Minister Sanae Takaichi. Meanwhile, the FTSE 100 rose to a record high during the period.
Negatively for Fund performance, losses were observed in fixed income, energy and agricultural commodities. A lack of clear trends and frequent price reversals were a feature of both fixed income and energy markets. Uncertainty pertaining to the path of interest rates in response to changing US tariff policy and global growth concerns led to choppy moves in fixed income. Trading in US natural gas contracts proved challenging within energy, particularly in January when extreme US weather drove the largest weekly gain in US natural gas futures since 1990.

Top Contributors
↑	Metals
↑	Equities
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	9.17	4.25	2.63
S&P 500 Total Return Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund for more recent performance information.
Net Assets	$ 2,420,703,204
Holdings Count	1,435
Advisory Fees Paid, Amount	$ 20,286,602
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$2,420,703,204
Number of Holdings	1435
Net Advisory Fee	$20,286,602
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	7.9%
Currency	15.0%
Energy	23.3%
Equity	23.0%
Fixed Income	23.1%
Metals	7.7%

Credit Breakdown	(% of Net Assets)
AA+[1]	75.86%
A-1[2]	6.82%
A-1[3]	8.19%
A-1[4]	8.64%
A-2[5]	0.62%

Updated Prospectus Web Address	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund
Class A Shares [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Futures Strategy Fund
Class Name	Class A
Trading Symbol	ABYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund. You can also request this information by contacting us at 1-844-261-6484.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$107	2.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw six consecutive months of positive performance in the six-month period ended February 28, 2026. The Fund’s Diversified Trendfollowing trading advisers were the primary source of gains at the trading style level. At the market sector level, the Fund saw gains in metals, equities and currencies along with losses in fixed income, energy and agricultural commodities.
The Fund profited from a strong rally in metals throughout the period, particularly in precious metals. Gold and silver prices rallied to all-time highs on sustained haven demand, which related to the US government shutdown, geopolitical tensions and trade uncertainty following a US Supreme Court ruling on US import tariffs. Elsewhere in metals, copper prices also rallied alongside global supply uncertainty and speculation that the US would introduce tariffs on imports.
Long positions in Japanese and UK indices led gains within equities. Japanese stocks rallied strongly alongside a weaker Japanese Yen and the prospect of increased fiscal spending under the new Prime Minister Sanae Takaichi. Meanwhile, the FTSE 100 rose to a record high during the period.
Negatively for Fund performance, losses were observed in fixed income, energy and agricultural commodities. A lack of clear trends and frequent price reversals were a feature of both fixed income and energy markets. Uncertainty pertaining to the path of interest rates in response to changing US tariff policy and global growth concerns led to choppy moves in fixed income. Trading in US natural gas contracts proved challenging within energy, particularly in January when extreme US weather drove the largest weekly gain in US natural gas futures since 1990.

Top Contributors
↑	Metals
↑	Equities
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.96	4.00	2.37
Class A (with sales charge)	2.69	2.79	1.76
S&P 500 Total Return Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund for more recent performance information.
Net Assets	$ 2,420,703,204
Holdings Count	1,435
Advisory Fees Paid, Amount	$ 20,286,602
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$2,420,703,204
Number of Holdings	1435
Net Advisory Fee	$20,286,602
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	7.9%
Currency	15.0%
Energy	23.3%
Equity	23.0%
Fixed Income	23.1%
Metals	7.7%

Credit Breakdown	(% of Net Assets)
AA+[1]	75.86%
A-1[2]	6.82%
A-1[3]	8.19%
A-1[4]	8.64%
A-2[5]	0.62%

Updated Prospectus Web Address	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund
Class C Shares [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Futures Strategy Fund
Class Name	Class C
Trading Symbol	ABYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund. You can also request this information by contacting us at 1-844-261-6484.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$147	2.79%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	2.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw six consecutive months of positive performance in the six-month period ended February 28, 2026. The Fund’s Diversified Trendfollowing trading advisers were the primary source of gains at the trading style level. At the market sector level, the Fund saw gains in metals, equities and currencies along with losses in fixed income, energy and agricultural commodities.
The Fund profited from a strong rally in metals throughout the period, particularly in precious metals. Gold and silver prices rallied to all-time highs on sustained haven demand, which related to the US government shutdown, geopolitical tensions and trade uncertainty following a US Supreme Court ruling on US import tariffs. Elsewhere in metals, copper prices also rallied alongside global supply uncertainty and speculation that the US would introduce tariffs on imports.
Long positions in Japanese and UK indices led gains within equities. Japanese stocks rallied strongly alongside a weaker Japanese Yen and the prospect of increased fiscal spending under the new Prime Minister Sanae Takaichi. Meanwhile, the FTSE 100 rose to a record high during the period.
Negatively for Fund performance, losses were observed in fixed income, energy and agricultural commodities. A lack of clear trends and frequent price reversals were a feature of both fixed income and energy markets. Uncertainty pertaining to the path of interest rates in response to changing US tariff policy and global growth concerns led to choppy moves in fixed income. Trading in US natural gas contracts proved challenging within energy, particularly in January when extreme US weather drove the largest weekly gain in US natural gas futures since 1990.

Top Contributors
↑	Metals
↑	Equities
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without contingent deferred sales charge)[1]	8.19	3.22	1.61
Class C (with contingent deferrred sales charge)[1]	7.19	3.22	1.61
S&P 500 Total Return Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund for more recent performance information.
Net Assets	$ 2,420,703,204
Holdings Count	1,435
Advisory Fees Paid, Amount	$ 20,286,602
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$2,420,703,204
Number of Holdings	1435
Net Advisory Fee	$20,286,602
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	7.9%
Currency	15.0%
Energy	23.3%
Equity	23.0%
Fixed Income	23.1%
Metals	7.7%

Credit Breakdown	(% of Net Assets)
AA+[1]	75.86%
A-1[2]	6.82%
A-1[3]	8.19%
A-1[4]	8.64%
A-2[5]	0.62%

Updated Prospectus Web Address	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund
CLASS I SHARES [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Multi Asset Fund
Class Name	Class I
Trading Symbol	MAFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/multi-asset-fund. You can also request this information by contacting us at 1-844-261-6484.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/multi-asset-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$97	1.79%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw six consecutive months of positive performance in the six-month period ended February 28, 2026. The Fund’s Managed Futures strategy was the driver of this positive performance, with the Fund’s Long US Equity strategy also recording gains.
For the Fund’s Managed Futures strategy, gains occurred in metals, equities and currencies while losses were recorded in fixed income, energy and agricultural commodities. Within precious metals, gold and silver prices rallied to all-time highs on sustained haven demand, which related to the US government shutdown, geopolitical tensions and trade uncertainty following a US Supreme Court ruling on US import tariffs. Elsewhere in metals, copper prices also rallied. Within equities, long positions in Japanese and UK indices led gains with Japanese stocks rallying strongly alongside a weaker Japanese Yen and the prospect of increased fiscal spending under the new Prime Minister Sanae Takaichi.
The Fund’s Long US Equity strategy contributed positively due to its long-only allocation to S&P 500 futures. Optimism for Federal Reserve interest rate cuts and continued momentum in AI stocks supported the index early in the period. However, concerns for overvaluation of technology stocks and geopolitical uncertainty weighed on the S&P 500 over the remainder of the period, offsetting some of the earlier gains.

Top Contributors
↑	Metals
↑	Equities
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class I	18.14	8.50	11.18
S&P 500 Total Return Index	16.99	14.19	14.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/multi-asset-fund for more recent performance information.
Net Assets	$ 952,388,087
Holdings Count	662
Advisory Fees Paid, Amount	$ 7,738,879
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$952,388,087
Number of Holdings	662
Net Advisory Fee	$7,738,879
Portfolio Turnover (excludes derivatives)	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	6.3%
Currency	13.9%
Energy	14.7%
Equity	40.1%
Fixed Income	19.1%
Metals	5.8%

Credit Breakdown	(% of Net Assets)
AA+[1]	25.36%
A-1[2]	8.00%
A-1[3]	16.62%
Not Rated[4]	49.66%

Material Fund Change [Text Block]
Other Material Fund Changes:
While the Fund’s investment strategy has not changed, the Long U.S. Equity strategy is now implemented through ETFs rather than through futures, as was the case in prior years.

Updated Prospectus Web Address	https://www.abbeycapital.com/multi-asset-fund
CLASS A SHARES [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Multi Asset Fund
Class Name	Class A
Trading Symbol	MAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/multi-asset-fund. You can also request this information by contacting us at 1-844-261-6484.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/multi-asset-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$111	2.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw six consecutive months of positive performance in the six-month period ended February 28, 2026. The Fund’s Managed Futures strategy was the driver of this positive performance, with the Fund’s Long US Equity strategy also recording gains.
For the Fund’s Managed Futures strategy, gains occurred in metals, equities and currencies while losses were recorded in fixed income, energy and agricultural commodities. Within precious metals, gold and silver prices rallied to all-time highs on sustained haven demand, which related to the US government shutdown, geopolitical tensions and trade uncertainty following a US Supreme Court ruling on US import tariffs. Elsewhere in metals, copper prices also rallied. Within equities, long positions in Japanese and UK indices led gains with Japanese stocks rallying strongly alongside a weaker Japanese Yen and the prospect of increased fiscal spending under the new Prime Minister Sanae Takaichi.
The Fund’s Long US Equity strategy contributed positively due to its long-only allocation to S&P 500 futures. Optimism for Federal Reserve interest rate cuts and continued momentum in AI stocks supported the index early in the period. However, concerns for overvaluation of technology stocks and geopolitical uncertainty weighed on the S&P 500 over the remainder of the period, offsetting some of the earlier gains.

Top Contributors
↑	Metals
↑	Equities
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class A (without sales charge)[1]	17.80	8.22	10.89
Class A (with sales charge)[1]	10.99	6.95	10.06
S&P 500 Total Return Index	16.99	14.19	14.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/multi-asset-fund for more recent performance information.
Net Assets	$ 952,388,087
Holdings Count	662
Advisory Fees Paid, Amount	$ 7,738,879
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$952,388,087
Number of Holdings	662
Net Advisory Fee	$7,738,879
Portfolio Turnover (excludes derivatives)	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	6.3%
Currency	13.9%
Energy	14.7%
Equity	40.1%
Fixed Income	19.1%
Metals	5.8%

Credit Breakdown	(% of Net Assets)
AA+[1]	25.36%
A-1[2]	8.00%
A-1[3]	16.62%
Not Rated[4]	49.66%

Material Fund Change [Text Block]
Other Material Fund Changes:
While the Fund’s investment strategy has not changed, the Long U.S. Equity strategy is now implemented through ETFs rather than through futures, as was the case in prior years.

Updated Prospectus Web Address	https://www.abbeycapital.com/multi-asset-fund
CLASS C SHARES [Member]
Shareholder Report [Line Items]
Fund Name	Abbey Capital Multi Asset Fund
Class Name	Class C
Trading Symbol	MAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/multi-asset-fund. You can also request this information by contacting us at 1-844-261-6484.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/multi-asset-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$151	2.79%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	2.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw six consecutive months of positive performance in the six-month period ended February 28, 2026. The Fund’s Managed Futures strategy was the driver of this positive performance, with the Fund’s Long US Equity strategy also recording gains.
For the Fund’s Managed Futures strategy, gains occurred in metals, equities and currencies while losses were recorded in fixed income, energy and agricultural commodities. Within precious metals, gold and silver prices rallied to all-time highs on sustained haven demand, which related to the US government shutdown, geopolitical tensions and trade uncertainty following a US Supreme Court ruling on US import tariffs. Elsewhere in metals, copper prices also rallied. Within equities, long positions in Japanese and UK indices led gains with Japanese stocks rallying strongly alongside a weaker Japanese Yen and the prospect of increased fiscal spending under the new Prime Minister Sanae Takaichi.
The Fund’s Long US Equity strategy contributed positively due to its long-only allocation to S&P 500 futures. Optimism for Federal Reserve interest rate cuts and continued momentum in AI stocks supported the index early in the period. However, concerns for overvaluation of technology stocks and geopolitical uncertainty weighed on the S&P 500 over the remainder of the period, offsetting some of the earlier gains.

Top Contributors
↑	Metals
↑	Equities
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2018)
Class C (without contingent deferred sales charge)[1]	16.90	7.41	10.06
Class C (with contingent deferred sales charge)[1]	15.90	7.41	10.06
S&P 500 Total Return Index	16.99	14.19	14.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/multi-asset-fund for more recent performance information.
Net Assets	$ 952,388,087
Holdings Count	662
Advisory Fees Paid, Amount	$ 7,738,879
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$952,388,087
Number of Holdings	662
Net Advisory Fee	$7,738,879
Portfolio Turnover (excludes derivatives)	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Group*	Risk Allocation (% of overall Value at Risk)
Agricultural Products	6.3%
Currency	13.9%
Energy	14.7%
Equity	40.1%
Fixed Income	19.1%
Metals	5.8%

Credit Breakdown	(% of Net Assets)
AA+[1]	25.36%
A-1[2]	8.00%
A-1[3]	16.62%
Not Rated[4]	49.66%

Material Fund Change [Text Block]
Other Material Fund Changes:
While the Fund’s investment strategy has not changed, the Long U.S. Equity strategy is now implemented through ETFs rather than through futures, as was the case in prior years.

Updated Prospectus Web Address	https://www.abbeycapital.com/multi-asset-fund
Adara Smaller Companies Fund [Member]
Shareholder Report [Line Items]
Fund Name	Adara Smaller Companies Fund
Class Name	Adara Smaller Companies Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Adara Smaller Companies Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
Additional Information Phone Number	1-844-261-6482
Additional Information Website	https://rbbfund.com/additional-fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adara Smaller Companies Fund	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
Net Assets	$ 762,777,578
Holdings Count	641
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$762,777,578
Number of Holdings	641
Portfolio Turnover	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Praxis Precision Medicines, Inc.	0.9%
Applied Optoelectronics, Inc.	0.8%
Comfort Systems USA, Inc.	0.8%
Natural Gas Services Group, Inc.	0.7%
nLight, Inc.	0.6%
Carpenter Technology Corp.	0.6%
Northeast Bank	0.6%
Alico, Inc.	0.6%
American Public Education, Inc.	0.6%
White Mountains Insurance Group Ltd.	0.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	23.9%
Industrial	21.0%
Financial	16.6%
Consumer, Cyclical	13.3%
Technology	8.0%
Energy	4.6%
Basic Materials	4.3%
Communications	3.6%
Utilities	1.1%
Cash & Other	3.6%

Updated Prospectus Web Address	https://rbbfund.com/additional-fund-information/
Aquarius International Fund [Member]
Shareholder Report [Line Items]
Fund Name	Aquarius International Fund
Class Name	Aquarius International Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aquarius International Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
Additional Information Phone Number	1-844-261-6482
Additional Information Website	https://rbbfund.com/additional-fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aquarius International Fund	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Net Assets	$ 799,850,024
Holdings Count	847
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$799,850,024
Number of Holdings	847
Portfolio Turnover	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Samsung Electronics Co. Ltd.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
SK hynix, Inc.	2.1%
Tencent Holdings Ltd.	2.0%
Weir Group PLC	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1.6%
AstraZeneca PLC	1.3%
BAE Systems PLC	1.2%
Roche Holdings AG	1.1%
Kioxia Holdings Corp.	1.0%

Top Sectors	(% of Net Assets)
Financial	21.5%
Technology	16.2%
Consumer, Non-cyclical	16.0%
Industrial	14.5%
Communications	8.1%
Basic Materials	7.9%
Consumer, Cyclical	6.1%
Energy	4.0%
Utilities	1.8%
Cash & Other	3.9%

Updated Prospectus Web Address	https://rbbfund.com/additional-fund-information/
INSTITUTIONAL [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners All-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	BPAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 1,292,131,363
Holdings Count	103
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,292,131,363
Number of Holdings	103
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Bank of America Corp.	2.7%
Alphabet, Inc. - Class A	2.6%
Johnson & Johnson	2.6%
Corpay, Inc.	2.2%
Philip Morris International, Inc.	2.2%
JPMorgan Chase & Co.	2.0%
Meta Platforms, Inc. - Class A	2.0%
AbbVie, Inc.	2.0%
Micron Technology, Inc.	1.8%
Wells Fargo & Co.	1.8%

Top Sectors	(% of Net Assets)
Financials	27.4%
Information Technology	21.6%
Health Care	15.2%
Industrials	11.6%
Communication Services	6.8%
Energy	4.5%
Consumer Staples	4.5%
Consumer Discretionary	3.6%
Materials	1.5%
Cash & Other	3.3%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/
INVESTOR [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners All-Cap Value Fund
Class Name	Investor Class
Trading Symbol	BPAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-all-cap-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 1,292,131,363
Holdings Count	103
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,292,131,363
Number of Holdings	103
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Bank of America Corp.	2.7%
Alphabet, Inc. - Class A	2.6%
Johnson & Johnson	2.6%
Corpay, Inc.	2.2%
Philip Morris International, Inc.	2.2%
JPMorgan Chase & Co.	2.0%
Meta Platforms, Inc. - Class A	2.0%
AbbVie, Inc.	2.0%
Micron Technology, Inc.	1.8%
Wells Fargo & Co.	1.8%

Top Sectors	(% of Net Assets)
Financials	27.4%
Information Technology	21.6%
Health Care	15.2%
Industrials	11.6%
Communication Services	6.8%
Energy	4.5%
Consumer Staples	4.5%
Consumer Discretionary	3.6%
Materials	1.5%
Cash & Other	3.3%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-all-cap-value-fund/
INSTITUTIONAL [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Small Cap Value II Fund
Class Name	Institutional Class
Trading Symbol	BPSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Small Cap Value II Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 777,966,480
Holdings Count	163
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$777,966,480
Number of Holdings	163
Portfolio Turnover	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
FirstCash Holdings, Inc.	1.5%
Bel Fuse, Inc. - Class B	1.4%
StoneX Group, Inc.	1.4%
Frontdoor, Inc.	1.4%
National Energy Services Reunited Corp.	1.3%
Brink’s Co.	1.2%
Laureate Education, Inc.	1.2%
Granite Construction, Inc.	1.1%
Nicolet Bankshares, Inc.	1.1%
Primoris Services Corp.	1.1%

Top Sectors	(% of Net Assets)
Financials	29.0%
Industrials	19.3%
Information Technology	14.5%
Consumer Discretionary	12.5%
Health Care	6.8%
Energy	6.4%
Materials	3.1%
Communication Services	2.7%
Real Estate	1.8%
Cash & Other	3.9%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/
INVESTOR [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Small Cap Value II Fund
Class Name	Investor Class
Trading Symbol	BPSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Small Cap Value II Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 777,966,480
Holdings Count	163
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$777,966,480
Number of Holdings	163
Portfolio Turnover	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
FirstCash Holdings, Inc.	1.5%
Bel Fuse, Inc. - Class B	1.4%
StoneX Group, Inc.	1.4%
Frontdoor, Inc.	1.4%
National Energy Services Reunited Corp.	1.3%
Brink’s Co.	1.2%
Laureate Education, Inc.	1.2%
Granite Construction, Inc.	1.1%
Nicolet Bankshares, Inc.	1.1%
Primoris Services Corp.	1.1%

Top Sectors	(% of Net Assets)
Financials	29.0%
Industrials	19.3%
Information Technology	14.5%
Consumer Discretionary	12.5%
Health Care	6.8%
Energy	6.4%
Materials	3.1%
Communication Services	2.7%
Real Estate	1.8%
Cash & Other	3.9%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	WPG Partners Select Small Cap Value Fund
Class Name	Institutional
Trading Symbol	WPGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WPG Partners Select Small Cap Value Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$60	1.10%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%
Net Assets	$ 207,991,306
Holdings Count	53
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$207,991,306
Number of Holdings	53
Portfolio Turnover	89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
BKV Corp.	4.2%
Teradata Corp.	4.1%
Ultra Clean Holdings, Inc.	3.5%
Tri Pointe Homes, Inc.	3.1%
National Vision Holdings, Inc.	3.0%
Innoviva, Inc.	2.6%
Broadstone Net Lease, Inc.	2.5%
PTC Therapeutics, Inc.	2.5%
BGC Group, Inc. - Class A	2.4%
Star Bulk Carriers Corp.	2.3%

Top Sectors	(% of Net Assets)
Information Technology	17.4%
Industrials	17.1%
Health Care	16.4%
Financials	10.2%
Consumer Discretionary	9.6%
Energy	8.9%
Materials	7.2%
Real Estate	3.6%
Communication Services	2.0%
Cash & Other	7.6%

Updated Prospectus Web Address	https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/
INSTITUTIONAL [Member]
Shareholder Report [Line Items]
Fund Name	WPG Partners Small Cap Value Diversified Fund
Class Name	Institutional
Trading Symbol	WPGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WPG Partners Small Cap Value Diversified Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
Net Assets	$ 35,446,601
Holdings Count	92
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$35,446,601
Number of Holdings	92
Portfolio Turnover	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Teradata Corp.	2.5%
BKV Corp.	2.3%
Option Care Health, Inc.	2.0%
Enterprise Financial Services Corp.	2.0%
BGC Group, Inc. - Class A	1.9%
Ultra Clean Holdings, Inc.	1.9%
WesBanco, Inc.	1.8%
Scorpio Tankers, Inc.	1.7%
PTC Therapeutics, Inc.	1.7%
BrightView Holdings, Inc.	1.6%

Top Sectors	(% of Net Assets)
Industrials	17.6%
Financials	15.9%
Information Technology	14.9%
Materials	11.9%
Health Care	10.0%
Energy	8.8%
Real Estate	5.9%
Utilities	5.1%
Consumer Discretionary	5.0%
Cash & Other	4.9%

Updated Prospectus Web Address	https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Global Equity Fund
Class Name	Institutional Class
Trading Symbol	BPGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Global Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-global-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Net Assets	$ 313,613,388
Holdings Count	122
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$313,613,388
Number of Holdings	122
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
CRH PLC	1.7%
Rexel SA	1.7%
AstraZeneca PLC	1.5%
Banco Bilbao Vizcaya Argentaria SA	1.5%
Nordea Bank Abp	1.5%
SPIE SA	1.4%
NatWest Group PLC	1.4%
ING Groep NV	1.4%
Tesco PLC	1.3%
TOTAL SE	1.3%

Top Sectors	(% of Net Assets)
Financials	24.8%
Industrials	18.5%
Health Care	15.3%
Energy	9.1%
Consumer Staples	8.6%
Information Technology	6.0%
Communication Services	5.3%
Materials	4.8%
Consumer Discretionary	3.1%
Cash & Other	4.5%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-global-equity-fund/
INSTITUTIONAL [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Equity Fund
Class Name	Institutional Class
Trading Symbol	BPLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$106	2.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.01%
Net Assets	$ 110,712,235
Holdings Count	208
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$110,712,235
Number of Holdings	208
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Samsung Electronics Co. Ltd.	2.9%
Alphabet, Inc. - Class A	2.8%
Galliford Try Holdings PLC	2.4%
British American Tobacco PLC	2.0%
Fairfax Financial Holdings Ltd.	2.0%
Hamilton Insurance Group Ltd. - Class B	1.9%
KB Financial Group, Inc.	1.8%
BGC Group, Inc. - Class A	1.7%
Johnson & Johnson	1.6%
Photronics Inc	1.6%

Top Sectors	(% of Net Assets)
Financials	24.1%
Information Technology	17.0%
Health Care	10.5%
Industrials	6.3%
Consumer Discretionary	5.9%
Materials	3.9%
Real Estate	3.0%
Communication Services	2.9%
Consumer Staples	2.5%
Energy	1.0%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/
INVESTOR [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Equity Fund
Class Name	Investor Class
Trading Symbol	BPLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-long-short-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$120	2.27%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.27%
Net Assets	$ 110,712,235
Holdings Count	208
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$110,712,235
Number of Holdings	208
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Samsung Electronics Co. Ltd.	2.9%
Alphabet, Inc. - Class A	2.8%
Galliford Try Holdings PLC	2.4%
British American Tobacco PLC	2.0%
Fairfax Financial Holdings Ltd.	2.0%
Hamilton Insurance Group Ltd. - Class B	1.9%
KB Financial Group, Inc.	1.8%
BGC Group, Inc. - Class A	1.7%
Johnson & Johnson	1.6%
Photronics Inc	1.6%

Top Sectors	(% of Net Assets)
Financials	24.1%
Information Technology	17.0%
Health Care	10.5%
Industrials	6.3%
Consumer Discretionary	5.9%
Materials	3.9%
Real Estate	3.0%
Communication Services	2.9%
Consumer Staples	2.5%
Energy	1.0%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-long-short-equity-fund/
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Research Fund
Class Name	Institutional Class
Trading Symbol	BPIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$84	1.62%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.62%
Net Assets	$ 605,227,306
Holdings Count	426
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$605,227,306
Number of Holdings	426
Portfolio Turnover	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Frontdoor, Inc.	1.5%
JPMorgan Chase & Co.	1.2%
AbbVie, Inc.	1.2%
Wells Fargo & Co.	1.1%
Samsung Electronics Co. Ltd.	1.0%
L3Harris Technologies, Inc.	1.0%
US Foods Holding Corp.	0.9%
Bank of America Corp.	0.9%
Johnson & Johnson	0.9%
Alphabet, Inc. - Class A	0.9%

Top Sectors	(% of Net Assets)
Industrials	18.3%
Financials	15.0%
Information Technology	10.5%
Health Care	9.6%
Utilities	8.2%
Consumer Discretionary	6.8%
Materials	4.5%
Consumer Staples	4.0%
Real Estate	3.4%
Communication Services	2.6%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/
Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Research Fund
Class Name	Investor Class
Trading Symbol	BPRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-ls-research-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$97	1.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.87%
Net Assets	$ 605,227,306
Holdings Count	426
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$605,227,306
Number of Holdings	426
Portfolio Turnover	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Frontdoor, Inc.	1.5%
JPMorgan Chase & Co.	1.2%
AbbVie, Inc.	1.2%
Wells Fargo & Co.	1.1%
Samsung Electronics Co. Ltd.	1.0%
L3Harris Technologies, Inc.	1.0%
US Foods Holding Corp.	0.9%
Bank of America Corp.	0.9%
Johnson & Johnson	0.9%
Alphabet, Inc. - Class A	0.9%

Top Sectors	(% of Net Assets)
Industrials	18.3%
Financials	15.0%
Information Technology	10.5%
Health Care	9.6%
Utilities	8.2%
Consumer Discretionary	6.8%
Materials	4.5%
Consumer Staples	4.0%
Real Estate	3.4%
Communication Services	2.6%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-ls-research-fund/
Class A Shares [Member]
Shareholder Report [Line Items]
Fund Name	Campbell Systematic Macro Fund
Class Name	Class A
Trading Symbol	EBSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
Additional Information Phone Number	1-844-261-6488
Additional Information Website	https://www.campbell.com/systematicmacro
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	1.82%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.82%
Net Assets	$ 1,972,886,293
Holdings Count	151
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,972,886,293
Number of Holdings	151
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings*	(% of Net Assets)
United States Treasury Bill	73.1%
BlackRock Liquidity Funds T-Fund	2.4%
NOK/USD FWD 20260318	1.3%
London Metals - Copper	0.8%
BRL/USD FWD 20260318	0.8%
USD/ZAR FWD 20260318	0.6%
Long Gilt	0.5%
GBP/USD FWD 20260318	0.3%
HUF/USD FWD 20260318	0.3%
Low Sulphur Gas Oil	0.2%

Component Risk Allocation (includes derivatives)**	(% of Portfolio Risk)
Equities	38.0%
Commodities	29.0%
Currencies	28.0%
Fixed Income	5.0%

Updated Prospectus Web Address	https://www.campbell.com/systematicmacro
Class C Shares [Member]
Shareholder Report [Line Items]
Fund Name	Campbell Systematic Macro Fund
Class Name	Class C
Trading Symbol	EBSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
Additional Information Phone Number	1-844-261-6488
Additional Information Website	https://www.campbell.com/systematicmacro
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$130	2.58%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.58%
Net Assets	$ 1,972,886,293
Holdings Count	151
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,972,886,293
Number of Holdings	151
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings*	(% of Net Assets)
United States Treasury Bill	73.1%
BlackRock Liquidity Funds T-Fund	2.4%
NOK/USD FWD 20260318	1.3%
London Metals - Copper	0.8%
BRL/USD FWD 20260318	0.8%
USD/ZAR FWD 20260318	0.6%
Long Gilt	0.5%
GBP/USD FWD 20260318	0.3%
HUF/USD FWD 20260318	0.3%
Low Sulphur Gas Oil	0.2%

Component Risk Allocation (includes derivatives)**	(% of Portfolio Risk)
Equities	38.0%
Commodities	29.0%
Currencies	28.0%
Fixed Income	5.0%

Updated Prospectus Web Address	https://www.campbell.com/systematicmacro
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	Campbell Systematic Macro Fund
Class Name	Class I
Trading Symbol	EBSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
Additional Information Phone Number	1-844-261-6488
Additional Information Website	https://www.campbell.com/systematicmacro
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$80	1.58%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%
Net Assets	$ 1,972,886,293
Holdings Count	151
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,972,886,293
Number of Holdings	151
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings*	(% of Net Assets)
United States Treasury Bill	73.1%
BlackRock Liquidity Funds T-Fund	2.4%
NOK/USD FWD 20260318	1.3%
London Metals - Copper	0.8%
BRL/USD FWD 20260318	0.8%
USD/ZAR FWD 20260318	0.6%
Long Gilt	0.5%
GBP/USD FWD 20260318	0.3%
HUF/USD FWD 20260318	0.3%
Low Sulphur Gas Oil	0.2%

Component Risk Allocation (includes derivatives)**	(% of Portfolio Risk)
Equities	38.0%
Commodities	29.0%
Currencies	28.0%
Fixed Income	5.0%

Updated Prospectus Web Address	https://www.campbell.com/systematicmacro
ETF Class Shares [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 3 Month Bill Fund - ETF Class Shares
Class Name	F/m US Treasury 3 Month Bill Fund - ETF Class Shares
Trading Symbol	TBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m US Treasury 3 Month Bill Fund - ETF Class Shares (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/tbil. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/tbil
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 3 Month Bill Fund - ETF Class Shares	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/tbil for more recent performance information.
Net Assets	$ 6,410,748,682
Holdings Count	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$6,410,748,682
Number of Holdings	2
Portfolio Turnover	0%
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.43%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Material Fund Change [Text Block]
Fund Name Change:
The name of the Fund was changed from the  F/m US Treasury 3 Month Bill ETF to the  F/m US Treasury 3 Month Bill Fund - ETF Class Shares.
Other Material Fund Changes:
The name of the Fund was changed in connection with the launch of a mutual fund class of shares of the Fund (Institutional Class Shares) that operates as a traditional mutual fund. Additionally, there was a section added to both the prospectus and the SAI that explains the Multi-Class ETF Fund Structure and Related Risks (in the “Additional Information” section of the Prospectus and the “Special Procedures for Purchase of Creation Units - F/m UST 3M Bill Fund” section of the SAI).  The Fund’s ETF Class Shares are not a mutual fund product.

Material Fund Change Name [Text Block]	The name of the Fund was changed from the F/m US Treasury 3 Month Bill ETF to the F/m US Treasury 3 Month Bill Fund - ETF Class Shares.
Updated Prospectus Web Address	https://www.fminvest.com/tbil
F/m US Treasury 6 Month Bill ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 6 Month Bill ETF
Class Name	F/m US Treasury 6 Month Bill ETF
Trading Symbol	XBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m US Treasury 6 Month Bill ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/xbil. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/xbil
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 6 Month Bill ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/xbil for more recent performance information.
Net Assets	$ 739,158,441
Holdings Count	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$739,158,441
Number of Holdings	2
Portfolio Turnover	0%
30-Day SEC Yield	3.42%
30-Day SEC Yield Unsubsidized	3.42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.fminvest.com/xbil
F/m US Treasury 12 Month Bill ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 12 Month Bill ETF
Class Name	F/m US Treasury 12 Month Bill ETF
Trading Symbol	OBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m US Treasury 12 Month Bill ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/obil. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/obil
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 12 Month Bill ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/obil for more recent performance information.
Net Assets	$ 304,475,923
Holdings Count	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$304,475,923
Number of Holdings	2
Portfolio Turnover	0%
30-Day SEC Yield	3.31%
30-Day SEC Yield Unsubsidized	3.31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.fminvest.com/obil
F/m US Treasury 2 Year Note ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 2 Year Note ETF
Class Name	F/m US Treasury 2 Year Note ETF
Trading Symbol	UTWO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m US Treasury 2 Year Note ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/utwo. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/utwo
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 2 Year Note ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/utwo for more recent performance information.
Net Assets	$ 415,711,843
Holdings Count	1
Investment Company, Portfolio Turnover	603.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$415,711,843
Number of Holdings	1
Portfolio Turnover	603%
30-Day SEC Yield	3.23%
30-Day SEC Yield Unsubsidized	3.23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	100.0%

Top Sectors	(% of Net Assets)
Government	100.0%
Cash & Other	0.0%

Updated Prospectus Web Address	https://www.fminvest.com/utwo
F/m US Treasury 3 Year Note ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 3 Year Note ETF
Class Name	F/m US Treasury 3 Year Note ETF
Trading Symbol	UTRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m US Treasury 3 Year Note ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/utre. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/utre
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 3 Year Note ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/utre for more recent performance information.
Net Assets	$ 10,510,291
Holdings Count	1
Investment Company, Portfolio Turnover	507.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$10,510,291
Number of Holdings	1
Portfolio Turnover	507%
30-Day SEC Yield	3.38%
30-Day SEC Yield Unsubsidized	3.38%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.9%

Top Sectors	(% of Net Assets)
Government	99.9%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.fminvest.com/utre
F/m US Treasury 5 Year Note ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 5 Year Note ETF
Class Name	F/m US Treasury 5 Year Note ETF
Trading Symbol	UFIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m US Treasury 5 Year Note ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/ufiv. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/ufiv
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 5 Year Note ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/ufiv for more recent performance information.
Net Assets	$ 33,806,139
Holdings Count	1
Investment Company, Portfolio Turnover	492.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$33,806,139
Number of Holdings	1
Portfolio Turnover	492%
30-Day SEC Yield	3.41%
30-Day SEC Yield Unsubsidized	3.41%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.7%

Top Sectors	(% of Net Assets)
Government	99.7%
Cash & Other	0.3%

Updated Prospectus Web Address	https://www.fminvest.com/ufiv
F/m US Treasury 7 Year Note ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 7 Year Note ETF
Class Name	F/m US Treasury 7 Year Note ETF
Trading Symbol	USVN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m US Treasury 7 Year Note ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/usvn. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/usvn
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 7 Year Note ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/usvn for more recent performance information.
Net Assets	$ 9,851,646
Holdings Count	1
Investment Company, Portfolio Turnover	499.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$9,851,646
Number of Holdings	1
Portfolio Turnover	499%
30-Day SEC Yield	3.60%
30-Day SEC Yield Unsubsidized	3.60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.7%

Top Sectors	(% of Net Assets)
Government	99.7%
Cash & Other	0.3%

Updated Prospectus Web Address	https://www.fminvest.com/usvn
F/m US Treasury 10 Year Note ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 10 Year Note ETF
Class Name	F/m US Treasury 10 Year Note ETF
Trading Symbol	UTEN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m US Treasury 10 Year Note ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/uten. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/uten
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 10 Year Note ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/uten for more recent performance information.
Net Assets	$ 286,433,576
Holdings Count	1
Investment Company, Portfolio Turnover	217.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$286,433,576
Number of Holdings	1
Portfolio Turnover	217%
30-Day SEC Yield	3.96%
30-Day SEC Yield Unsubsidized	3.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.fminvest.com/uten
F/m US Treasury 20 Year Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 20 Year Bond ETF
Class Name	F/m US Treasury 20 Year Bond ETF
Trading Symbol	UTWY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m US Treasury 20 Year Bond ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/utwy. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/utwy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 20 Year Bond ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/utwy for more recent performance information.
Net Assets	$ 8,947,892
Holdings Count	1
Investment Company, Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$8,947,892
Number of Holdings	1
Portfolio Turnover	192%
30-Day SEC Yield	4.54%
30-Day SEC Yield Unsubsidized	4.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.fminvest.com/utwy
F/m US Treasury 30 Year Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 30 Year Bond ETF
Class Name	F/m US Treasury 30 Year Bond ETF
Trading Symbol	UTHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m US Treasury 30 Year Bond ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/uthy. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/uthy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m US Treasury 30 Year Bond ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/uthy for more recent performance information.
Net Assets	$ 30,276,112
Holdings Count	1
Investment Company, Portfolio Turnover	217.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$30,276,112
Number of Holdings	1
Portfolio Turnover	217%
30-Day SEC Yield	4.58%
30-Day SEC Yield Unsubsidized	4.58%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.fminvest.com/uthy
F/m 2-Year Investment Grade Corporate Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m 2-Year Investment Grade Corporate Bond ETF
Class Name	F/m 2-Year Investment Grade Corporate Bond ETF
Trading Symbol	ZTWO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m 2-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/ztwo. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/ztwo
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 2-Year Investment Grade Corporate Bond ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 18,308,442
Holdings Count	426
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$18,308,442
Number of Holdings	426
Portfolio Turnover	3%
30-Day SEC Yield	3.91%
30-Day SEC Yield Unsubsidized	3.91%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
WEC Energy Group, Inc.	0.2%
Packaging Corp. of America	0.2%
Cencora, Inc.	0.2%
Leggett & Platt, Inc.	0.2%
Flex Ltd.	0.2%
CNO Global Funding	0.2%
Arthur J Gallagher & Co.	0.2%
eBay, Inc.	0.2%
Steel Dynamics, Inc.	0.2%
Public Service Enterprise Group, Inc.	0.2%

Top Sectors	(% of Net Assets)
Financials	27.9%
Industrials	11.1%
Utilities	9.7%
Health Care	9.0%
Consumer Discretionary	8.5%
Energy	7.9%
Technology	7.9%
Consumer Staples	7.2%
Materials	5.8%
Cash & Other	5.0%

Updated Prospectus Web Address	https://www.fminvest.com/ztwo
F/m 3-Year Investment Grade Corporate Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m 3-Year Investment Grade Corporate Bond ETF
Class Name	F/m 3-Year Investment Grade Corporate Bond ETF
Trading Symbol	ZTRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m 3-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/ztre. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/ztre
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 3-Year Investment Grade Corporate Bond ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 41,026,885
Holdings Count	443
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$41,026,885
Number of Holdings	443
Portfolio Turnover	2%
30-Day SEC Yield	4.09%
30-Day SEC Yield Unsubsidized	4.09%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Aircastle Ltd.	0.2%
Rogers Communications, Inc.	0.2%
Bristol-Myers Squibb Co.	0.2%
Cardinal Health, Inc.	0.2%
Citigroup, Inc.	0.2%
American Homes 4 Rent LP	0.2%
BAT International Finance PLC	0.2%
Florida Power & Light Co.	0.2%
ERAC USA Finance LLC	0.2%
PacifiCorp	0.2%

Top Sectors	(% of Net Assets)
Financials	36.4%
Industrials	9.8%
Technology	8.4%
Health Care	8.3%
Utilities	8.3%
Consumer Discretionary	7.4%
Consumer Staples	6.3%
Energy	6.0%
Materials	4.2%
Cash & Other	4.9%

Updated Prospectus Web Address	https://www.fminvest.com/ztre
F/m 10-Year Investment Grade Corporate Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m 10-Year Investment Grade Corporate Bond ETF
Class Name	F/m 10-Year Investment Grade Corporate Bond ETF
Trading Symbol	ZTEN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m 10-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/zten. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/zten
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 10-Year Investment Grade Corporate Bond ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 28,949,123
Holdings Count	224
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$28,949,123
Number of Holdings	224
Portfolio Turnover	57%
30-Day SEC Yield	4.90%
30-Day SEC Yield Unsubsidized	4.90%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
General Electric Co.	0.5%
Johnson Controls International PLC	0.5%
Southern California Edison Co.	0.5%
Elevance Health, Inc.	0.5%
Colonial Enterprises, Inc.	0.5%
Cigna Group	0.5%
Union Pacific Corp.	0.5%
Applied Materials, Inc.	0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	0.5%
Merck & Co Inc.	0.5%

Top Sectors	(% of Net Assets)
Financials	23.3%
Utilities	12.8%
Health Care	11.1%
Energy	10.2%
Industrials	8.9%
Consumer Discretionary	8.0%
Technology	7.0%
Materials	6.6%
Consumer Staples	5.8%
Cash & Other	6.3%

Updated Prospectus Web Address	https://www.fminvest.com/zten
Institutional Shares [Member]
Shareholder Report [Line Items]
Fund Name	Oakhurst Fixed Income Fund
Class Name	Institutional Class Shares
Trading Symbol	OHFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oakhurst Fixed Income Fund (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohfix/. You can also request this information by contacting us at 1-800-292-6775.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/ohfix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/ohfix/ for more recent performance information.
Net Assets	$ 94,343,320
Holdings Count	131
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$94,343,320
Number of Holdings	131
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	22.5%
Federal Home Loan Mortgage Corp.	16.0%
Federal National Mortgage Association	16.0%
Tennessee Valley Authority	1.2%
Westlake Automobile Receivables Trust	1.2%
Taco Bell Corp.	1.2%
QTS Issuer ABS I LLC	1.1%
Provident Funding Mortgage Trust	1.1%
DB Master Finance Parent LLC	1.1%
RCKT Mortgage Trust	1.1%

Top Sectors	(% of Net Assets)
Mortgage Securities	37.0%
Government	24.5%
Asset Backed Securities	8.5%
Financials	8.2%
Technology	5.4%
Utilities	3.8%
Energy	2.6%
Consumer Discretionary	2.0%
Health Care	1.9%
Cash & Other	6.1%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/ohfix/
F/m Opportunistic Income ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m Opportunistic Income ETF
Class Name	F/m Opportunistic Income ETF
Trading Symbol	ZHOG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m Opportunistic Income ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/zhog-fm-opportunistic-income-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/zhog-fm-opportunistic-income-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Opportunistic Income ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 46,725,081
Holdings Count	64
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$46,725,081
Number of Holdings	64
Portfolio Turnover	78%
30-Day SEC Yield	4.61%
30-Day SEC Yield Unsubsidized	4.61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	16.9%
Celanese US Holdings LLC	4.5%
Dell, Inc.	4.4%
Transcanada Trust	4.4%
Viatris, Inc.	3.4%
Sempra	3.0%
Antares Holdings LP	3.0%
Occidental Petroleum Corp.	2.9%
Concentrix Corp.	2.9%
Leidos Inc.	2.9%

Top Sectors	(% of Net Assets)
Mortgage Securities	25.4%
Asset Backed Securities	10.0%
Financials	9.0%
US Municipal	8.4%
Energy	6.5%
Government	4.4%
Industrials	3.1%
Health Care	2.0%
Consumer Discretionary	1.7%
Cash & Other	34.7%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Portfolio Management Team was changed. Added to the team was Barry Julien, John Han and Kevin Conrath. Removed from the team was Marcin Zdunek and Justin Hennessy.
Other Material Fund Changes:
The Fund adopted the Bloomberg Short-Term US Aggregate Index as its benchmark for performance compensation purposes. The Fund will remain actively managed and will not seek to track or replicate the benchmark index.

Material Fund Change Name [Text Block]	The Portfolio Management Team was changed. Added to the team was Barry Julien, John Han and Kevin Conrath. Removed from the team was Marcin Zdunek and Justin Hennessy.
Updated Prospectus Web Address	https://www.fminvest.com/etfs/zhog-fm-opportunistic-income-etf
Institutional Shares [Member]
Shareholder Report [Line Items]
Fund Name	F/m Investments Large Cap Focused Fund
Class Name	Institutional Class Shares
Trading Symbol	IAFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-800-292-6775.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/iafmx-iaflx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
Net Assets	$ 80,154,463
Holdings Count	21
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$80,154,463
Number of Holdings	21
Portfolio Turnover	91%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Apple, Inc.	15.4%
NVIDIA Corp.	11.8%
Microsoft Corp.	6.9%
Meta Platforms, Inc.	5.7%
F/m US Treasury 6 Month Bill ETF	5.6%
Astera Labs, Inc.	5.5%
Advanced Micro Devices, Inc.	4.5%
Netflix, Inc.	4.3%
United Parcel Service, Inc.	4.2%
Broadcom, Inc.	4.2%

Top Sectors	(% of Net Assets)
Technology	52.6%
Communications	13.2%
Industrials	7.0%
Utilities	3.7%
Consumer Discretionary	3.7%
Consumer Staples	3.3%
Materials	2.7%
Financials	1.8%
Cash & Other	12.0%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/iafmx-iaflx
Investor Shares [Member]
Shareholder Report [Line Items]
Fund Name	F/m Investments Large Cap Focused Fund
Class Name	Investor Class
Trading Symbol	IAFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-800-292-6775.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/iafmx-iaflx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$53	1.07%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
Net Assets	$ 80,154,463
Holdings Count	21
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$80,154,463
Number of Holdings	21
Portfolio Turnover	91%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Apple, Inc.	15.4%
NVIDIA Corp.	11.8%
Microsoft Corp.	6.9%
Meta Platforms, Inc.	5.7%
F/m US Treasury 6 Month Bill ETF	5.6%
Astera Labs, Inc.	5.5%
Advanced Micro Devices, Inc.	4.5%
Netflix, Inc.	4.3%
United Parcel Service, Inc.	4.2%
Broadcom, Inc.	4.2%

Top Sectors	(% of Net Assets)
Technology	52.6%
Communications	13.2%
Industrials	7.0%
Utilities	3.7%
Consumer Discretionary	3.7%
Consumer Staples	3.3%
Materials	2.7%
Financials	1.8%
Cash & Other	12.0%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/iafmx-iaflx
F/m Emerald Life Sciences Innovation ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m Emerald Life Sciences Innovation ETF
Class Name	F/m Emerald Life Sciences Innovation ETF
Trading Symbol	LFSC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m Emerald Life Sciences Innovation ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.emeraldetfs.com/lfsc/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.emeraldetfs.com/lfsc/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Emerald Life Sciences Innovation ETF	$31	0.54%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s  total return for the six months ended February 28, 2026 was 30.63% at NAV, outperforming the benchmark Russell 3000 Index Health Care total return of 17.11%.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Federal Reserve’s return to policy accommodation, an improved backdrop for merger and acquisition activity, improved sentiment regarding the new Administration’s priorities and policy initiatives, and demonstrative clinical progress and commercialization success within the biotechnology industry collectively contributed to improving sentiment within the broader Russell 3000 Health Care sector.

The Fund  posted a total return at NAV of +30.63% for the six-months ended February 28, 2026, significantly outpacing the Russell 3000 Health Care Sector’s 17.11% gain. Both allocation effect and stock selection contributed to return, driven by holdings and positioning within the biotechnology and medical equipment industries. Within the biotechnology industry, the Fund benefitted from noteworthy clinical advancement and commercialization success in several key holdings. The biotechnology industry was the Fund’s largest exposure, representing approximately 57% of the Fund on average for the period. Within the medical device industry, the Fund benefitted from those companies that are driving growth through accelerating utilization and market share gains.

Top Contributors
↑	Cogent Biosciences, Inc. (COGT)
↑	Travere Therapeutics, Inc. (TVTX)
↑	Nektar Therapeutics (NKTR)

Top Detractors
↓	Corcept Therapeutics, Inc. (CORT)
↓	Soleno Therapeutics, Inc. (SLNO)
↓	Biohaven Ltd. (BHVN)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2024)
F/m Emerald Life Sciences Innovation ETF NAV	48.32	32.63
Russell 3000 Total Return	17.02	14.84
Russell 3000 Index Heath Care Total Return	10.11	7.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.emeraldetfs.com/lfsc/ for more recent performance information.
Net Assets	$ 96,742,816
Holdings Count	39
Advisory Fees Paid, Amount	$ 223,256
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$96,742,816
Number of Holdings	39
Net Advisory Fee	$223,256
Portfolio Turnover	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Cogent Biosciences, Inc.	9.0%
LivaNova PLC	7.4%
TransMedics Group, Inc.	5.3%
Mirum Pharmaceuticals, Inc.	4.8%
Travere Therapeutics, Inc.	4.6%
Spyre Therapeutics, Inc.	4.4%
United Therapeutics Corp.	4.4%
Guardant Health, Inc.	4.3%
WaVe Life Sciences Ltd.	4.2%
Savara, Inc.	4.0%

Top Sectors	(% of Net Assets)
Health Care	98.8%
Cash & Other	1.2%

Updated Prospectus Web Address	https://www.emeraldetfs.com/lfsc/
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Class Name	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Trading Symbol	RBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (the “Fund”) for the period from September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/rbil. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/rbil
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 40,286,870
Holdings Count	5
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$40,286,870
Number of Holdings	5
Portfolio Turnover	51%
30-Day SEC Yield	4.21%
30-Day SEC Yield Unsubsidized	4.21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Inflation Indexed Bonds	99.9%

Top Sectors	(% of Net Assets)
Government	99.9%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.fminvest.com/rbil
F/m Compoundr High Yield Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m Compoundr High Yield Bond ETF
Class Name	F/m Compoundr High Yield Bond ETF
Trading Symbol	CPHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m Compoundr High Yield Bond ETF for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Compoundr High Yield Bond ETF	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Material Change Date	Feb. 20, 2026
Net Assets	$ 3,606,205
Holdings Count	1
Advisory Fees Paid, Amount	$ 4,664
Investment Company, Portfolio Turnover	330.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$3,606,205
Number of Holdings	1
Net Advisory Fee	$4,664
Portfolio Turnover	330%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Sector Breakdown (% of net assets)

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Top 10 Holdings	(% of Net Assets)
Counterpoint High Yield Trend ETF	99.9%

Material Fund Change [Text Block]
CHANGES TO SHAREHOLDER FEES:
Prior to February 20, 2026, the Fund’s contractual advisory fee was 0.49%, and F/m Investments LLC (the “Adviser”) contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) was limited to 0.25% of the Fund’s average daily net assets. Effective February 20, 2026, the Fund’s advisory fee was permanently reduced to 0.25%, as per a supplemental filing with the U.S. Securities and Exchange Commission on February 20, 2026.

Updated Prospectus Web Address	https://www.fminvest.com/etfs/cphy-fm-compoundr-high-yield-etf
F/m Compoundr U.S. Aggregate Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m Compoundr U.S. Aggregate Bond ETF
Class Name	F/m Compoundr U.S. Aggregate Bond ETF
Trading Symbol	CPAG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m Compoundr U.S. Aggregate Bond ETF for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Compoundr U.S. Aggregate Bond ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Material Change Date	Feb. 20, 2026
Net Assets	$ 126,820,632
Holdings Count	2
Advisory Fees Paid, Amount	$ 33,734
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$126,820,632
Number of Holdings	2
Net Advisory Fee	$33,734
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Sector Breakdown (% of net assets)

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Top 10 Holdings	(% of Net Assets)
Dimensional Core Fixed Income ETF	49.9%
Fidelity Total Bond ETF	49.9%

Material Fund Change [Text Block]
CHANGES TO SHAREHOLDER FEES:
Prior to February 20, 2026, the Fund’s contractual advisory fee was 0.39%, and F/m Investments LLC (the “Adviser”) contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) was limited to 0.25% of the Fund’s average daily net assets. Effective February 20, 2026, the Fund’s advisory fee was permanently reduced to 0.25%, as per a supplemental filing with the U.S. Securities and Exchange Commission on February 20, 2026.

Updated Prospectus Web Address	https://www.fminvest.com/etfs/cpag-fm-compoundr-us-aggregate-bond-etf
F/m High Yield 100 ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m High Yield 100 ETF
Class Name	F/m High Yield 100 ETF
Trading Symbol	ZTOP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m High Yield 100 ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/ztop. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/ztop
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m High Yield 100 ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 17,754,950
Holdings Count	102
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$17,754,950
Number of Holdings	102
Portfolio Turnover	9%
30-Day SEC Yield	5.83%
30-Day SEC Yield Unsubsidized	5.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Hilcorp Energy I LP / Hilcorp Finance Co.	1.0%
PG&E Corp.	1.0%
Sirius XM Radio LLC	1.0%
Asurion LLC and Asurion Co.-Issuer, Inc.	1.0%
MPT Operating Partnership LP / MPT Finance Corp.	1.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC	1.0%
Celanese US Holdings LLC	1.0%
Allied Universal Holdco LLC	1.0%
Wynn Macau Ltd.	1.0%
Herc Holdings Inc	1.0%

Top Sectors	(% of Net Assets)
Consumer Discretionary	21.8%
Financials	16.6%
Communications	16.5%
Energy	9.8%
Materials	9.0%
Health Care	7.9%
Industrials	6.8%
Utilities	4.9%
Technology	2.9%
Cash & Other	3.8%

Updated Prospectus Web Address	https://www.fminvest.com/ztop
Institutional Class Shares [Member]
Shareholder Report [Line Items]
Fund Name	F/m US Treasury 3 Month Bill Fund
Class Name	Institutional Class Shares
Trading Symbol	TBFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m US Treasury 3 Month Bill Fund’s Institutional Class Shares for the period of February 11, 2026, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/tbfmx-fm-us-treasury-3-month-bill-fund. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/mutual-funds/tbfmx-fm-us-treasury-3-month-bill-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD FEBRUARY 11, 2026 to FEBRUARY 28, 2026? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Institutional Class	$1	0.15%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/tbfmx-fm-us-treasury-3-month-bill-fund for more recent performance information.
Net Assets	$ 6,410,748,682
Holdings Count	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$6,410,748,682
Number of Holdings	2
Portfolio Turnover	0%
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.43%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/tbfmx-fm-us-treasury-3-month-bill-fund
F/m Ultrashort Tax-Free Municipal ETF [Member]
Shareholder Report [Line Items]
Fund Name	F/m Ultrashort Tax-Free Municipal ETF
Class Name	F/m Ultrashort Tax-Free Municipal ETF
Trading Symbol	ZMUN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m Ultrashort Tax-Free Municipal ETF (the “Fund”) for the period of September 29, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/zmun. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/zmun
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
F/m Ultrashort Tax-Free Municipal ETF	$13	0.30%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.30%
Material Change Date	Sep. 29, 2025
Net Assets	$ 11,516,550
Holdings Count	98
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$11,516,550
Number of Holdings	98
Portfolio Turnover	55%
30-Day SEC Yield	3.13%
30-Day SEC Yield Unsubsidized	3.13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Los Angeles County Public Works Financing Authority	6.0%
State of Illinois	5.2%
North Carolina Municipal Power Agency No 1	5.1%
City of Houston TX Combined Utility System Revenue	4.6%
San Jose Evergreen Community College District	4.3%
Illinois Finance Authority	3.9%
Michigan Finance Authority	3.5%
New Jersey Educational Facilities Authority	3.2%
California Health Facilities Financing Authority	2.7%
Houston Independent School District	2.6%

Top Sectors	(% of Net Assets)
US Municipal	98.7%
Cash & Other	1.3%

Material Fund Change [Text Block]
Fund Name Change:
Before the Fund went live, the name was changed from the F/m Callable Tax-Free Municipal ETF to the F/m  Ultrashort Tax-Free Municipal ETF.
Changes to Shareholder Fees:
Before the Fund went live, the fee was changed from 0.25% to 0.30%, and was approved by the Fund’s Board of Directors.
Other Material Fund Changes:
The Fund was launched on 9/29/25.

Material Fund Change Name [Text Block]	Before the Fund went live, the name was changed from the F/m Callable Tax-Free Municipal ETF to the F/m Ultrashort Tax-Free Municipal ETF.
Updated Prospectus Web Address	https://www.fminvest.com/zmun
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Free Market U.S. Equity Fund
Class Name	Free Market U.S. Equity Fund
Trading Symbol	FMUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Free Market U.S. Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 1-513-204-8000.
Additional Information Phone Number	1-513-204-8000
Additional Information Website	https://funddocs.filepoint.com/matsonmoney
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Free Market U.S. Equity Fund	$28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Net Assets	$ 5,256,538,717
Holdings Count	10
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$5,256,538,717
Number of Holdings	10
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
DFA U.S. Small Cap Value Portfolio - Class Institutional	25.3%
Dimensional U.S. Large Cap Value Portfolio III - Class Institutional	17.5%
DFA U.S. Small Cap Portfolio - Class Institutional	14.8%
DFA U.S. Micro Cap Portfolio - Class Institutional	14.8%
iShares Core S&P 500 ETF	9.3%
iShares MSCI USA Value Factor ETF	7.0%
U.S. Large Cap Value Series	5.7%
DFA U.S. Large Company Portfolio - Class Institutional	5.5%
Invesco Government & Agency Portfolio	0.1%

Top Sectors	(% of Net Assets)
US Large Cap Equity	45.0%
US Small Cap Equity	40.1%
US Micro Cap Equity	14.8%
Short Term and other Net Assets	0.1%

Updated Prospectus Web Address	https://funddocs.filepoint.com/matsonmoney
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Free Market International Equity Fund
Class Name	Free Market International Equity Fund
Trading Symbol	FMNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Free Market International Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 1-513-204-8000.
Additional Information Phone Number	1-513-204-8000
Additional Information Website	https://funddocs.filepoint.com/matsonmoney
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Free Market International Equity Fund	$30	0.54%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.54%
Net Assets	$ 4,468,559,959
Holdings Count	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$4,468,559,959
Number of Holdings	10
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
DFA International Small Cap Value Portfolio - Class Institutional	40.1%
DFA International Value Portfolio III - Class Institutional	17.3%
International Value Series	12.7%
Dimensional International Small Cap ETF - Class Institutional	9.9%
iShares Core MSCI Emerging Markets ETF	5.3%
DFA Emerging Markets Value Portfolio - Class Institutional	4.9%
iShares Core MSCI EAFE ETF	4.9%
DFA Emerging Markets Small Cap Portfolio - Class Institutional	4.8%
Invesco Government & Agency Portfolio	0.1%

Top Sectors	(% of Net Assets)
Developed Small	50.0%
Developed Large	34.9%
Emerging Large	10.2%
Emerging Small	4.8%
Short Term and other Net Assets	0.1%

Updated Prospectus Web Address	https://funddocs.filepoint.com/matsonmoney
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Free Market Fixed Income Fund
Class Name	Free Market Fixed Income Fund
Trading Symbol	FMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Free Market Fixed Income Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 1-513-204-8000.
Additional Information Phone Number	1-513-204-8000
Additional Information Website	https://funddocs.filepoint.com/matsonmoney
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Free Market Fixed Income Fund	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 3,243,236,640
Holdings Count	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$3,243,236,640
Number of Holdings	10
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
DFA Two-Year Global Fixed Income Portfolio - Class Institutional	25.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.0%
iShares Core International Aggregate Bond ETF	15.0%
DFA One-Year Fixed Income Portfolio - Class Institutional	14.4%
DFA Intermediate Government Fixed Income Portfolio - Class Institutional	6.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.0%
DFA Short-Term Government Portfolio - Class Institutional	4.0%
Invesco Government & Agency Portfolio	0.6%

Top Sectors	(% of Net Assets)
Global	40.0%
US Corporate	30.0%
US Government	10.0%
Inflation Protected	5.0%
Short Term and other Net Assets	15.0%

Updated Prospectus Web Address	https://funddocs.filepoint.com/matsonmoney
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Matson Money U.S. Equity VI Portfolio
Class Name	Matson Money U.S. Equity VI Portfolio
Trading Symbol	FMVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matson Money U.S. Equity VI Portfolio (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 1-513-204-8000.
Additional Information Phone Number	1-513-204-8000
Additional Information Website	https://funddocs.filepoint.com/matsonmoney
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Matson Money U.S. Equity VI Portfolio	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 30,501,200
Holdings Count	8
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$30,501,200
Number of Holdings	8
Portfolio Turnover	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Dimensional U.S. Large Cap Value Portfolio III - Class Institutional	26.3%
DFA U.S. Small Cap Portfolio - Class Institutional	15.1%
DFA U.S. Micro Cap Portfolio - Class Institutional	15.1%
DFA Investment VA U.S. Targeted Value Portfolio	15.0%
DFA U.S. Large Company Portfolio - Class Institutional	13.7%
DFA U.S. Small Cap Value Portfolio - Class Institutional	10.0%
DFA Investment VA U.S. Large Value Portfolio	4.1%
STIT-Government & Agency Portfolio	0.9%

Top Sectors	(% of Net Assets)
US Large Cap Equity	44.0%
US Small Cap Equity	40.0%
US Micro Cap Equity	15.1%
Short Term and other Net Assets	0.9%

Updated Prospectus Web Address	https://funddocs.filepoint.com/matsonmoney
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Matson Money International Equity VI Portfolio
Class Name	Matson Money International Equity VI Portfolio
Trading Symbol	FMVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matson Money International Equity VI Portfolio (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 1-513-204-8000.
Additional Information Phone Number	1-513-204-8000
Additional Information Website	https://funddocs.filepoint.com/matsonmoney
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Matson Money International Equity VI Portfolio	$34	0.61%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.61%
Net Assets	$ 24,969,720
Holdings Count	9
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$24,969,720
Number of Holdings	9
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
DFA International Value Portfolio III - Class Institutional	30.1%
DFA International Small Cap Value Portfolio - Class Institutional	28.2%
DFA Investment VA International Small Portfolio	17.0%
iShares Core MSCI Emerging Markets ETF	5.2%
DFA Investment VA International Value Portfolio	5.0%
DFA Emerging Markets Value Portfolio - Class Institutional	5.0%
DFA Emerging Markets Small Cap Portfolio - Class Institutional	4.8%
iShares Core MSCI EAFE ETF	4.0%
STIT-Government & Agency Portfolio	0.9%

Top Sectors	(% of Net Assets)
Developed Small	45.2%
Developed Large	39.0%
Emerging Large	10.2%
Emerging Small	4.8%
Short Term and other Net Assets	0.8%

Updated Prospectus Web Address	https://funddocs.filepoint.com/matsonmoney
Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Matson Money Fixed Income VI Portfolio
Class Name	Matson Money Fixed Income VI Portfolio
Trading Symbol	FMVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matson Money Fixed Income VI Portfolio (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/matsonmoney. You can also request this information by contacting us at 1-513-204-8000.
Additional Information Phone Number	1-513-204-8000
Additional Information Website	https://funddocs.filepoint.com/matsonmoney
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Matson Money Fixed Income VI Portfolio	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 25,739,842
Holdings Count	12
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$25,739,842
Number of Holdings	12
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.0%
iShares Core International Aggregate Bond ETF	15.1%
DFA Two-Year Global Fixed Income Portfolio - Class Institutional	15.0%
DFA One-Year Fixed Income Portfolio - Class Institutional	11.4%
DFA Investment Global Bond Portfolio	10.0%
DFA Intermediate Government Fixed Income Portfolio - Class Institutional	6.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.0%
DFA Short-Term Government Portfolio - Class Institutional	4.0%

Top Sectors	(% of Net Assets)
Global	40.0%
US Corporate	30.0%
US Government	10.0%
Inflation Protected	5.0%
Short Term and other Net Assets	15.0%

Updated Prospectus Web Address	https://funddocs.filepoint.com/matsonmoney
Motley Fool Global Opportunities ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Global Opportunities ETF
Class Name	Motley Fool Global Opportunities ETF
Trading Symbol	TMFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Motley Fool Global Opportunities ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Global Opportunities ETF	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 363,196,948
Holdings Count	43
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$363,196,948
Number of Holdings	43
Portfolio Turnover	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Alphabet, Inc. - Class C	7.0%
International Container Terminal Services, Inc.	5.5%
Amazon.com, Inc.	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0%
Waste Connections, Inc.	4.0%
Mastercard, Inc. - Class A	3.9%
Nintendo Co. Ltd.	3.9%
Costco Wholesale Corp.	3.7%
Watsco, Inc.	3.4%
Equinix, Inc.	3.1%

Top Sectors	(% of Net Assets)
Industrials	23.8%
Financials	17.2%
Communication Services	14.5%
Information Technology	11.0%
Consumer Discretionary	10.4%
Real Estate	6.9%
Health Care	6.3%
Consumer Staples	5.8%
Materials	1.8%
Cash & Other	2.3%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Mid-Cap Growth ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Mid-Cap Growth ETF
Class Name	Motley Fool Mid-Cap Growth ETF
Trading Symbol	TMFM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Motley Fool Mid-Cap Growth ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Mid-Cap Growth ETF	$39	0.85%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.85%
Net Assets	$ 131,012,509
Holdings Count	32
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$131,012,509
Number of Holdings	32
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
StoneX Group, Inc.	6.5%
QXO, Inc.	6.0%
GXO Logistics, Inc.	5.5%
DexCom, Inc.	4.9%
Broadridge Financial Solutions, Inc.	4.5%
Penumbra, Inc.	4.3%
SBA Communications Corp.	4.3%
HealthEquity, Inc.	4.1%
Brown & Brown, Inc.	4.1%
Toast, Inc.	3.8%

Top Sectors	(% of Net Assets)
Industrials	26.8%
Health Care	25.3%
Information Technology	17.7%
Financials	15.8%
Consumer Discretionary	6.9%
Real Estate	4.3%
Consumer Staples	2.2%
Cash & Other	1.0%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool 100 Index ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool 100 Index ETF
Class Name	Motley Fool 100 Index ETF
Trading Symbol	TMFC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Motley Fool 100 Index ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool 100 Index ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 1,881,696,731
Holdings Count	102
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,881,696,731
Number of Holdings	102
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	8.1%
Apple, Inc.	7.3%
Alphabet, Inc. - Class C	7.0%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc. - Class A	3.8%
Broadcom, Inc.	3.7%
Tesla, Inc.	3.2%
Visa, Inc. - Class A	3.0%
Walmart, Inc.	2.5%

Top Sectors	(% of Net Assets)
Information Technology	36.1%
Communication Services	15.6%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	7.0%
Industrials	5.5%
Consumer Staples	5.1%
Energy	2.2%
Real Estate	1.3%
Cash & Other	1.1%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Small-Cap Growth ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Small-Cap Growth ETF
Class Name	Motley Fool Small-Cap Growth ETF
Trading Symbol	TMFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Motley Fool Small-Cap Growth ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Small-Cap Growth ETF	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 69,263,842
Holdings Count	38
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$69,263,842
Number of Holdings	38
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
StoneX Group, Inc.	7.4%
GXO Logistics, Inc.	5.2%
Hexcel Corp.	4.7%
IPG Photonics Corp.	4.1%
Herc Holdings, Inc.	4.1%
Penumbra, Inc.	4.1%
Alphatec Holdings, Inc.	3.9%
QXO, Inc.	3.8%
Frontdoor, Inc.	3.8%
Toast, Inc.	3.6%

Top Sectors	(% of Net Assets)
Industrials	25.8%
Information Technology	19.8%
Health Care	19.2%
Financials	18.0%
Consumer Discretionary	5.7%
Real Estate	5.2%
Materials	2.9%
Energy	0.3%
Consumer Staples	0.2%
Cash & Other	2.9%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Capital Efficiency 100 Index ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Capital Efficiency 100 Index ETF
Class Name	Motley Fool Capital Efficiency 100 Index ETF
Trading Symbol	TMFE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Motley Fool Capital Efficiency 100 Index ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Capital Efficiency 100 Index ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 90,078,470
Holdings Count	100
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$90,078,470
Number of Holdings	100
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Costco Wholesale Corp.	5.8%
Walmart, Inc.	5.5%
Netflix, Inc.	5.0%
Alphabet, Inc. - Class C	4.9%
Meta Platforms, Inc. - Class A	4.9%
NVIDIA Corp.	4.8%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.5%
Visa, Inc. - Class A	4.5%
Mastercard, Inc. - Class A	4.4%

Top Sectors	(% of Net Assets)
Information Technology	29.9%
Communication Services	15.5%
Consumer Staples	13.5%
Consumer Discretionary	13.2%
Health Care	11.0%
Financials	9.1%
Industrials	5.4%
Materials	2.3%
Cash & Other	0.1%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Next Index ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Next Index ETF
Class Name	Motley Fool Next Index ETF
Trading Symbol	TMFX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Motley Fool Next Index ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Next Index ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 32,246,076
Holdings Count	195
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$32,246,076
Number of Holdings	195
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Comfort Systems USA, Inc.	2.3%
Ubiquiti, Inc.	2.2%
Westinghouse Air Brake Technologies Corp.	2.1%
Sysco Corp.	2.1%
Coherent Corp.	1.9%
HEICO Corp.	1.8%
EQT Corp.	1.8%
Live Nation Entertainment, Inc.	1.8%
EMCOR Group, Inc.	1.5%
Interactive Brokers Group, Inc. - Class A	1.5%

Top Sectors	(% of Net Assets)
Industrials	21.6%
Information Technology	21.1%
Consumer Discretionary	14.0%
Health Care	13.9%
Financials	11.8%
Consumer Staples	6.9%
Communication Services	5.7%
Energy	1.8%
Real Estate	1.6%
Cash & Other	1.6%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Momentum Factor ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Momentum Factor ETF
Class Name	Motley Fool Momentum Factor ETF
Trading Symbol	MFMO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Motley Fool Momentum Factor ETF (the “Fund”) for the period of December 8, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Motley Fool Momentum Factor ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 4,790,423
Holdings Count	109
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$4,790,423
Number of Holdings	109
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Lam Research Corp.	6.4%
Walmart, Inc.	5.5%
Alphabet, Inc.	4.9%
Apple, Inc.	4.7%
NVIDIA Corp.	4.6%
JPMorgan Chase & Co.	4.5%
Broadcom, Inc.	4.5%
Advanced Micro Devices, Inc.	4.5%
Goldman Sachs Group, Inc.	4.0%
Tesla, Inc.	3.9%

Top Sectors	(% of Net Assets)
Information Technology	42.5%
Health Care	14.8%
Financials	10.1%
Industrials	9.9%
Consumer Discretionary	7.8%
Communication Services	6.9%
Consumer Staples	6.6%
Materials	0.5%
Energy	0.3%
Cash & Other	0.6%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Value Factor ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Value Factor ETF
Class Name	Motley Fool Value Factor ETF
Trading Symbol	MFVL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Motley Fool Value Factor ETF (the “Fund”) for the period of December 8, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Motley Fool Value Factor ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 6,530,085
Holdings Count	100
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$6,530,085
Number of Holdings	100
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
FedEx Corp.	6.0%
Chevron Corp.	5.8%
Amgen, Inc.	5.5%
Walmart, Inc.	5.4%
HCA Healthcare, Inc.	5.2%
T-Mobile US, Inc.	5.2%
Walt Disney Co.	4.4%
Union Pacific Corp.	4.4%
NIKE, Inc.	4.2%
Adobe Systems, Inc.	3.4%

Top Sectors	(% of Net Assets)
Consumer Discretionary	16.2%
Health Care	16.1%
Industrials	14.2%
Communication Services	11.3%
Energy	10.9%
Consumer Staples	10.6%
Financials	9.8%
Information Technology	9.2%
Real Estate	1.1%
Cash & Other	0.6%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Innovative Growth Factor ETF [Member]
Shareholder Report [Line Items]
Fund Name	Motley Fool Innovative Growth Factor ETF
Class Name	Motley Fool Innovative Growth Factor ETF
Trading Symbol	MFIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Motley Fool Innovative Growth Factor ETF (the “Fund”) for the period of December 8, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Motley Fool Innovative Growth Factor ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 6,038,054
Holdings Count	100
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$6,038,054
Number of Holdings	100
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Holdings	(% of Net Assets)
Chevron Corp.	6.2%
Alphabet, Inc.	5.2%
Meta Platforms, Inc.	5.0%
Berkshire Hathaway, Inc.	5.0%
NVIDIA Corp.	5.0%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.7%
Lam Research Corp.	4.4%
TJX Cos., Inc.	3.6%
AppLovin Corp.	3.6%

Top Sectors	(% of Net Assets)
Information Technology	32.9%
Consumer Discretionary	18.3%
Health Care	15.9%
Communication Services	14.6%
Energy	6.3%
Financials	5.6%
Industrials	4.0%
Consumer Staples	1.7%
Real Estate	0.2%
Cash & Other	0.5%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
SGI U.S. Large Cap Core ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI US Large Cap Core ETF
Class Name	SGI US Large Cap Core ETF
Trading Symbol	SGLC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI US Large Cap Core ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI US Large Cap Core ETF	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 155,879,377
Holdings Count	128
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$155,879,377
Number of Holdings	128
Portfolio Turnover	46%
30-Day SEC Yield	2.89%
30-Day SEC Yield Unsubsidized	2.89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	7.9%
Apple, Inc.	6.9%
Alphabet, Inc.	5.9%
Microsoft Corp.	5.8%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc.	3.1%
Regeneron Pharmaceuticals, Inc.	2.6%
Mount Vernon Liquid Assets Portfolio, LLC	2.4%
Micron Technology, Inc.	2.4%
Berkshire Hathaway, Inc.	2.3%

Top Sectors	(% of Net Assets)
Technology	30.6%
Communications	17.7%
Financial	17.0%
Consumer, Non-cyclical	14.2%
Industrial	6.1%
Consumer, Cyclical	5.6%
Basic Materials	4.2%
Utilities	2.6%
Energy	1.5%
Cash & Other	0.5%

Updated Prospectus Web Address	https://sgiam.com/literature/
SGI Dynamic Tactical ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI Dynamic Tactical ETF
Class Name	SGI Dynamic Tactical ETF
Trading Symbol	DYTA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Dynamic Tactical ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Dynamic Tactical ETF	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 81,166,921
Holdings Count	9
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$81,166,921
Number of Holdings	9
Portfolio Turnover	77%
30-Day SEC Yield	2.89%
30-Day SEC Yield Unsubsidized	2.89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
SGI U.S. Large Cap Core ETF	30.5%
Mount Vernon Liquid Assets Portfolio, LLC	24.6%
iShares U.S. Real Estate ETF	14.2%
iShares Core S&P Mid-Cap ETF	14.0%
iShares MSCI USA Momentum Factor ETF	13.4%
Vanguard Information Technology ETF	13.1%
Vanguard Total International Stock ETF	5.2%
Schwab International Equity ETF	4.8%
iShares MSCI ACWI ex U.S. ETF	4.7%

Top Sectors	(% of Net Assets)
Technology	33.0%
Real Estate	15.0%
Financials	11.0%
Industrials	9.0%
Consumer Cyclical	6.0%
Health Care	6.0%
Communications	5.0%
Consumer Defensive	3.0%
Basic Materials	3.0%
Energy	2.2%
Utilities	1.8%
Cash & Other	5.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class I [Member]
Shareholder Report [Line Items]
Fund Name	SGI U.S. Large Cap Equity Fund
Class Name	Class I
Trading Symbol	SILVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 202,851,567
Holdings Count	93
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$202,851,567
Number of Holdings	93
Portfolio Turnover	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Newmont Corp.	4.0%
Colgate-Palmolive Co.	3.7%
Micron Technology, Inc.	3.6%
Progressive Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.2%
PepsiCo, Inc.	3.2%
Costco Wholesale Corp.	3.2%
Monster Beverage Corp.	3.2%
Mastercard, Inc.	2.9%
Meta Platforms, Inc.	2.9%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	33.4%
Financial	18.3%
Utilities	13.1%
Technology	9.4%
Communications	7.7%
Basic Materials	6.4%
Consumer, Cyclical	5.8%
Industrial	4.5%
Energy	0.8%
Cash & Other	0.6%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class A [Member]
Shareholder Report [Line Items]
Fund Name	SGI U.S. Large Cap Equity Fund
Class Name	Class A
Trading Symbol	LVOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.23%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
Net Assets	$ 202,851,567
Holdings Count	93
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$202,851,567
Number of Holdings	93
Portfolio Turnover	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Newmont Corp.	4.0%
Colgate-Palmolive Co.	3.7%
Micron Technology, Inc.	3.6%
Progressive Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.2%
PepsiCo, Inc.	3.2%
Costco Wholesale Corp.	3.2%
Monster Beverage Corp.	3.2%
Mastercard, Inc.	2.9%
Meta Platforms, Inc.	2.9%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	33.4%
Financial	18.3%
Utilities	13.1%
Technology	9.4%
Communications	7.7%
Basic Materials	6.4%
Consumer, Cyclical	5.8%
Industrial	4.5%
Energy	0.8%
Cash & Other	0.6%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class C [Member]
Shareholder Report [Line Items]
Fund Name	SGI U.S. Large Cap Equity Fund
Class Name	Class C
Trading Symbol	SGICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$103	1.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.98%
Net Assets	$ 202,851,567
Holdings Count	93
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$202,851,567
Number of Holdings	93
Portfolio Turnover	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Newmont Corp.	4.0%
Colgate-Palmolive Co.	3.7%
Micron Technology, Inc.	3.6%
Progressive Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.2%
PepsiCo, Inc.	3.2%
Costco Wholesale Corp.	3.2%
Monster Beverage Corp.	3.2%
Mastercard, Inc.	2.9%
Meta Platforms, Inc.	2.9%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	33.4%
Financial	18.3%
Utilities	13.1%
Technology	9.4%
Communications	7.7%
Basic Materials	6.4%
Consumer, Cyclical	5.8%
Industrial	4.5%
Energy	0.8%
Cash & Other	0.6%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	SGI Global Equity Fund
Class Name	Class I
Trading Symbol	SGLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Global Equity Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$45	0.84%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
Net Assets	$ 81,762,479
Holdings Count	106
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$81,762,479
Number of Holdings	106
Portfolio Turnover	59%
30-Day SEC Yield	1.19%
30-Day SEC Yield Unsubsidized	1.03%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	12.8%
Micron Technology, Inc.	3.7%
Cencora, Inc.	3.0%
Monster Beverage Corp.	2.8%
PepsiCo, Inc.	2.6%
Colgate-Palmolive Co.	2.6%
United Microelectronics Corp.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Shell PLC	2.2%
Coca-Cola Co.	2.1%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	28.2%
Technology	14.0%
Financial	13.5%
Communications	11.9%
Utilities	9.1%
Basic Materials	5.4%
Consumer, Cyclical	5.2%
Industrial	5.1%
Energy	2.8%
Cash & Other	4.8%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	SGI Small Cap Core Fund
Class Name	Class I
Trading Symbol	BOGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Small Cap Core Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$64	1.23%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
Net Assets	$ 121,937,221
Holdings Count	201
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$121,937,221
Number of Holdings	201
Portfolio Turnover	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	6.8%
Everus Construction Group, Inc.	1.5%
Rogers Corp.	1.3%
Teekay Tankers Ltd.	1.3%
Kulicke & Soffa Industries, Inc.	1.2%
Andersons, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Benchmark Electronics, Inc.	1.1%
Griffon Corp.	1.1%
Mueller Water Products, Inc.	1.1%

Top Sectors	(% of Net Assets)
Financial	21.9%
Industrial	20.0%
Consumer, Non-cyclical	17.5%
Consumer, Cyclical	11.2%
Technology	7.6%
Basic Materials	6.8%
Communications	6.5%
Energy	3.5%
Utilities	3.1%
Cash & Other	1.9%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	SGI Peak Fund
Class Name	Class I
Trading Symbol	SGPKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Peak Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$53	1.02%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%
Net Assets	$ 62,878,307
Holdings Count	11
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$62,878,307
Number of Holdings	11
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
SGI U.S. Large Cap Core ETF	24.5%
SGI Enhanced Nasdaq-100 ETF	23.8%
SGI Small Cap Core Fund	12.1%
SGI Dynamic Tactical ETF	9.9%
SGI Enhanced Market Leaders ETF	5.9%
SGI Enhanced Global Income ETF	5.0%
SPDR Portfolio Developed World ex-US ETF	4.0%
Vanguard FTSE Developed Markets ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
SPDR Portfolio Emerging Markets ETF	4.0%

Top Sectors	(% of Net Assets)
Technology	30.1%
Financials	12.4%
Consumer Cyclical	9.8%
Communications	9.1%
Industrials	8.3%
Health Care	7.3%
Consumer Defensive	5.5%
Basic Materials	3.5%
Real Estate	3.4%
Energy	3.0%
Utilities	2.1%
Alternative Income	2.0%
Cash & Other	3.5%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class I Shares [Member]
Shareholder Report [Line Items]
Fund Name	SGI Prudent Fund
Class Name	Class I
Trading Symbol	SGPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Prudent Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$57	1.11%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%
Net Assets	$ 48,276,825
Holdings Count	12
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$48,276,825
Number of Holdings	12
Portfolio Turnover	5%
30-Day SEC Yield	0.24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
SGI U.S. Large Cap Equity Fund	28.2%
SGI Enhanced Core ETF	14.5%
iShares Core U.S. Aggregate Bond ETF	11.3%
SGI Global Equity Fund	10.9%
SGI Enhanced Global Income ETF	10.6%
SGI Small Cap Core Fund	7.5%
SGI Dynamic Tactical ETF	4.9%
SGI U.S. Large Cap Core ETF	3.8%
State Street Blackstone Senior Loan ETF	1.8%
iShares 7-10 Year Treasury Bond ETF	1.5%

Top Sectors	(% of Net Assets)
Fixed Income	17.6%
Alternative Income	14.5%
Technology	12.6%
Financials	11.8%
Health Care	9.5%
Consumer Defensive	6.2%
Utilities	5.9%
Industrials	4.3%
Communications	3.8%
Consumer Cyclical	3.5%
Basic Materials	2.7%
Energy	2.6%
Real Estate	2.3%
Cash & Other	2.7%

Updated Prospectus Web Address	https://sgiam.com/literature/
SGI Enhanced Core ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Core ETF
Class Name	SGI Enhanced Core ETF
Trading Symbol	USDX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Enhanced Core ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Core ETF	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 322,616,084
Holdings Count	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$322,616,084
Number of Holdings	10
Portfolio Turnover	0%
30-Day SEC Yield	2.89%
30-Day SEC Yield Unsubsidized	2.89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Vanguard Treasury Money Market Fund	42.9%
Vanguard Federal Money Market Fund	42.6%
North Capital Treasury Money Market Fund	7.8%
PIMCO Government Money Market Fund	2.7%
Fidelity Government Cash Reserves	2.3%
First American Government Obligations Fund	0.4%
T Rowe Price US Treasury Money Fund, Inc.	0.0%
S&P 500 Index (Short)	0.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
SGI Enhanced Global Income ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Global Income ETF
Class Name	SGI Enhanced Global Income ETF
Trading Symbol	GINX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Enhanced Global Income ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Global Income ETF	$54	0.99%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
Net Assets	$ 93,403,019
Holdings Count	135
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$93,403,019
Number of Holdings	135
Portfolio Turnover	43%
30-Day SEC Yield	2.89%
30-Day SEC Yield Unsubsidized	2.89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
WisdomTree Emerging Markets High Dividend Fund	3.1%
iShares Emerging Markets Dividend ETF	3.0%
State Street SPDR S&P Emerging Markets Dividend ETF	2.9%
Colgate-Palmolive Co.	2.6%
JPMorgan Chase & Co.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.1%
Magna International, Inc.	2.0%
Merck & Co., Inc.	2.0%
PepsiCo, Inc.	1.9%

Top Sectors	(% of Net Assets)
Financial	31.2%
Consumer, Non-cyclical	17.8%
Technology	7.7%
Energy	7.2%
Utilities	6.4%
Industrial	6.2%
Consumer, Cyclical	5.6%
Basic Materials	4.8%
Communications	3.3%
Cash & Other	9.8%

Updated Prospectus Web Address	https://sgiam.com/literature/
SGI Enhanced Nasdaq-100 ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Nasdaq-100 ETF
Class Name	SGI Enhanced Nasdaq-100 ETF
Trading Symbol	QXQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Enhanced Nasdaq-100 ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Nasdaq-100 ETF	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 70,024,630
Holdings Count	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$70,024,630
Number of Holdings	13
Portfolio Turnover	0%
30-Day SEC Yield	2.89%
30-Day SEC Yield Unsubsidized	2.89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
United States Treasury Bill	28.5%
First American Government Obligations Fund	6.1%
Micro E-Mini Nasdaq 100 Future Mar 2026	0.0%
S&P 500 Index (Short)	0.0%
Nasdaq 100 Index	-1.0%

Top Sectors	(% of Net Assets)
Technology	51.0%
Communications	15.3%
Consumer Cyclical	12.5%
Consumer Defensive	8.5%
Health Care	5.0%
Industrials	3.5%
Utilities	1.5%
Basic Materials	1.3%
Energy	0.5%
Financials	0.2%
Cash & Other	0.7%

Updated Prospectus Web Address	https://sgiam.com/literature/
SGI Enhanced Market Leaders ETF [Member]
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Market Leaders ETF
Class Name	SGI Enhanced Market Leaders ETF
Trading Symbol	LDRX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Enhanced Market Leaders ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Market Leaders ETF	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Updated Performance Information Location [Text Block]	Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets	$ 210,834,269
Holdings Count	108
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$210,834,269
Number of Holdings	108
Portfolio Turnover	42%
30-Day SEC Yield	2.89%
30-Day SEC Yield Unsubsidized	2.89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	10.5%
Apple, Inc.	9.4%
Alphabet, Inc.	7.9%
Microsoft Corp.	7.0%
Amazon.com, Inc.	4.9%
Broadcom, Inc.	3.6%
Meta Platforms, Inc.	3.4%
Tesla, Inc.	2.7%
Berkshire Hathaway, Inc.	2.3%
Eli Lilly & Co.	2.0%

Top Sectors	(% of Net Assets)
Information Technology	36.8%
Communication Services	14.3%
Financials	11.9%
Consumer Discretionary	10.4%
Health Care	9.9%
Consumer Staples	5.5%
Industrials	5.5%
Energy	2.7%
Utilities	1.0%
Cash & Other	2.0%

Updated Prospectus Web Address	https://sgiam.com/literature/